UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE PARTNERS®

An investment management firm

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)
Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND
Investor Class (ECOLX)
Institutional Class (RIVEX)

SEMI-ANNUAL REPORT
MAY 31, 2017

RIVERBRIDGE FUNDS
Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Expense Examples	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	CONSUMER DISCRETIONARY – 14.2%
2,545	Amazon.com, Inc.*	$2,531,308
25,028	Five Below, Inc.*	1,283,936
56,500	Gentex Corp.	1,072,370
29,585	Grand Canyon Education, Inc.*	2,319,464
27,105	LKQ Corp.*	853,537
36,405	Starbucks Corp.	2,315,722
		10,376,337
	CONSUMER STAPLES – 5.1%
51,309	Reckitt Benckiser Group PLC - ADR	1,068,048
20,125	United Natural Foods, Inc.*	803,792
22,387	Walgreens Boots Alliance, Inc.	1,813,795
		3,685,635
	FINANCIALS – 1.5%
30,990	PRA Group, Inc.*	1,078,452

	HEALTH CARE – 18.7%
14,014	athenahealth, Inc.*	1,877,596
14,220	Cerner Corp.*	929,277
9,957	Chemed Corp.	2,037,800
25,267	Evolent Health, Inc. - Class A*	579,878
50,030	Inovalon Holdings, Inc. - Class A*	680,408
21,200	MEDNAX, Inc.*	1,151,160
10,422	Neogen Corp.*	659,608
15,960	Patterson Cos., Inc.	704,794
33,366	Roche Holding A.G. ADR	1,147,123
8,555	UnitedHealth Group, Inc.	1,498,665
17,360	Veeva Systems, Inc. - Class A*	1,103,054
12,775	West Pharmaceutical Services, Inc.	1,239,430
		13,608,793
	INDUSTRIALS – 24.4%
5,615	3M Co.	1,148,099
8,443	Acuity Brands, Inc.	1,375,449
31,265	Beacon Roofing Supply, Inc.*	1,507,911
40,870	Fastenal Co.	1,764,358
29,895	Healthcare Services Group, Inc.	1,431,074
18,881	HEICO Corp.	1,401,159
37,091	IHS Markit Ltd.* 1	1,700,622
25,390	Proto Labs, Inc.*	1,624,960
43,495	Ritchie Bros Auctioneers, Inc.[1]	1,350,085
45,295	Rollins, Inc.	1,950,856
5,553	Snap-on, Inc.	897,698

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
20,113	Verisk Analytics, Inc. - Class A*	$1,626,940
		17,779,211
	INFORMATION TECHNOLOGY – 28.1%
914	Alphabet, Inc. - Class A*	902,200
914	Alphabet, Inc. - Class C*	881,882
13,325	Analog Devices, Inc.	1,142,752
10,525	ANSYS, Inc.*	1,329,623
30,140	Cisco Systems, Inc.	950,314
7,190	CoStar Group, Inc.*	1,880,688
21,165	Fiserv, Inc.*	2,651,551
16,598	Globant S.A.* 1	649,978
37,425	Microsoft Corp.	2,613,762
72,256	National Instruments Corp.	2,756,566
19,675	salesforce.com, Inc.*	1,763,667
18,530	Stratasys Ltd.* 1	498,457
8,451	Ultimate Software Group, Inc.*	1,865,474
14,935	Verint Systems, Inc.*	613,829
		20,500,743
	MATERIALS – 5.9%
17,418	Ecolab, Inc.	2,313,807
7,882	International Flavors & Fragrances, Inc.	1,086,849
6,785	Praxair, Inc.	897,588
		4,298,244
	TOTAL COMMON STOCKS (Cost $52,489,493)	71,327,415

	SHORT-TERM INVESTMENTS – 2.4%
1,755,746	Fidelity Investments Money Market Funds Treasury Portfolio – Institutional Class, 0.63%[2]	1,755,746

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,755,746)	1,755,746

	TOTAL INVESTMENTS – 100.3% (Cost $54,245,239)	73,083,161
	Liabilities less other assets – (0.3)%	(204,353)

	TOTAL NET ASSETS – 100.0%	$72,878,808

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	28.1%
Industrials	24.4%
Health Care	18.7%
Consumer Discretionary	14.2%
Materials	5.9%
Consumer Staples	5.1%
Financials	1.5%
Total Common Stocks	97.9%
Short-Term Investments	2.4%
Total Investments	100.3%
Liabilities less other assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	CONSUMER DISCRETIONARY – 12.9%
72	Amazon.com, Inc.*	$71,613
522	Dorman Products, Inc.*	43,535
780	Grand Canyon Education, Inc.*	61,152
998	LKQ Corp.*	31,427
1,202	Starbucks Corp.	76,459
		284,186
	CONSUMER STAPLES – 3.3%
620	United Natural Foods, Inc.*	24,763
581	Walgreens Boots Alliance, Inc.	47,072
		71,835
	FINANCIALS – 1.3%
846	PRA Group, Inc.*	29,441

	HEALTH CARE – 19.5%
426	athenahealth, Inc.*	57,075
427	Cerner Corp.*	27,904
341	Chemed Corp.	69,789
757	Evolent Health, Inc. - Class A*	17,373
1,550	Inovalon Holdings, Inc. - Class A*	21,080
656	MEDNAX, Inc.*	35,621
361	Neogen Corp.*	22,848
1,147	Roche Holding A.G. ADR	39,434
372	UnitedHealth Group, Inc.	65,167
535	Veeva Systems, Inc. - Class A*	33,994
391	West Pharmaceutical Services, Inc.	37,935
		428,220
	INDUSTRIALS – 21.6%
243	Acuity Brands, Inc.	39,587
983	Beacon Roofing Supply, Inc.*	47,410
502	Exponent, Inc.	29,769
1,187	Fastenal Co.	51,243
581	HEICO Corp.	43,116
1,504	IHS Markit Ltd.* 1	68,958
335	Middleby Corp.*	43,001
855	Proto Labs, Inc.*	54,720
1,466	Ritchie Bros Auctioneers, Inc.[1]	45,505
614	Verisk Analytics, Inc. - Class A*	49,666
		472,975
	INFORMATION TECHNOLOGY – 33.4%
46	Alphabet, Inc. - Class A*	45,406

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
401	Analog Devices, Inc.	$34,390
423	ANSYS, Inc.*	53,438
633	ChannelAdvisor Corp.*	7,216
230	CoStar Group, Inc.*	60,161
800	Cree, Inc.*	19,076
669	Fiserv, Inc.*	83,812
495	Globant S.A.* 1	19,384
395	MAXIMUS, Inc.	24,522
1,117	Microsoft Corp.	78,011
2,209	National Instruments Corp.	84,273
601	Power Integrations, Inc.	40,237
609	salesforce.com, Inc.*	54,591
1,103	Stratasys Ltd.* 1	29,671
294	Ultimate Software Group, Inc.*	64,897
808	Verint Systems, Inc.*	33,209
		732,294
	MATERIALS – 5.9%
526	Ecolab, Inc.	69,874
239	International Flavors & Fragrances, Inc.	32,956
200	Praxair, Inc.	26,458
		129,288
	TOTAL COMMON STOCKS (Cost $1,755,977)	2,148,239

	SHORT-TERM INVESTMENTS – 3.6%
79,191	Fidelity Investments Money Market Funds Treasury Portfolio – Institutional Class, 0.63%[2]	79,191

	TOTAL SHORT-TERM INVESTMENTS (Cost $79,191)	79,191

	TOTAL INVESTMENTS – 101.5% (Cost $1,835,168)	2,227,430
	Liabilities less other assets – (1.5)%	(32,546)

	TOTAL NET ASSETS – 100.0%	$2,194,884

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SUMMARY OF INVESTMENTS
As of May 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Information Technology	33.4%
Industrials	21.6%
Health Care	19.5%
Consumer Discretionary	12.9%
Materials	5.9%
Consumer Staples	3.3%
Financials	1.3%
Total Common Stocks	97.9%
Short-Term Investments	3.6%
Total Investments	101.5%
Liabilities less other assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2017 (Unaudited)

Assets:	Growth Fund	Eco Leaders Fund
Investments, at value (cost $54,245,239 and $1,835,168, respectively)	$73,083,161	$2,227,430
Receivables:
Fund shares sold	5,026	450
Dividends and interest	81,468	1,528
Due from Advisor	-	16,741
Prepaid expenses	19,946	19,074
Total assets	73,189,601	2,265,223

Liabilities:
Payables:
Investment securities purchased	208,759	6,229
Fund shares redeemed	14,774	250
Shareholder servicing fees (Note 8)	2,491	2,780
Distribution fees (Note 7)	757	80
Advisory fees	31,736	-
Fund accounting fees	10,560	5,662
Fund administration fees	10,349	5,208
Auditing fees	8,713	8,707
Transfer agent fees and expenses	7,935	4,802
Custody fees	4,400	132
Legal fees	2,941	759
Chief Compliance Officer fees	1,526	1,061
Trustees' fees and expenses	626	379
Offering costs - Advisor	-	31,466
Accrued other expenses	5,226	2,824
Total liabilities	310,793	70,339
Net Assets	$72,878,808	$2,194,884

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,593,118	$1,842,941
Accumulated net investment loss	(19,892)	(4,395)
Accumulated net realized loss on investments	(532,340)	(35,924)
Net unrealized appreciation on investments	18,837,922	392,262
Net Assets	$72,878,808	$2,194,884

Investor Class:
Net assets applicable to shares outstanding	$3,534,975	$405,964
Shares of beneficial interest issued and outstanding	216,945	33,983
Net asset value, offering and redemption price per share	$16.29	$11.95

Institutional Class:
Net assets applicable to shares outstanding	$69,343,833	$1,788,920
Shares of beneficial interest issued and outstanding	4,209,638	148,844
Net asset value, offering and redemption price per share	$16.47	$12.02

See accompanying Notes to Financial Statements.

Riverbridge Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2017 (Unaudited)

Investment Income:	Growth Fund	Eco Leaders Fund
Dividends (net of foreign withholding taxes of $7,269 and $248, respectively)	$308,559	$7,273
Interest	5,076	157
Total investment income	313,635	7,430

Expenses:
Advisory fees	246,949	8,935
Fund administration fees	39,999	23,256
Fund accounting fees	29,109	17,951
Transfer agent fees and expenses	25,404	15,838
Registration fees	18,522	14,483
Custody fees	11,454	3,924
Shareholder servicing fees (Note 8)	9,192	954
Auditing fees	8,776	8,776
Legal fees	7,163	11,577
Shareholder reporting fees	6,287	1,296
Chief Compliance Officer fees	5,038	4,577
Distribution fees (Note 7)	4,329	411
Miscellaneous	3,607	3,591
Trustees' fees and expenses	3,491	3,461
Insurance fees	659	579

Total expenses	419,979	119,609
Advisory fees waived	(86,452)	(8,935)
Other expenses absorbed	-	(98,849)
Net expenses	333,527	11,825
Net investment loss	(19,892)	(4,395)

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss on investments	(433,040)	(32,390)
Net change in unrealized appreciation/depreciation on investments	8,990,796	265,021
Net realized and unrealized gain on investments	8,557,756	232,631

Net Increase in Net Assets from Operations	$8,537,864	$228,236

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(19,892)	$(28,192)
Net realized gain (loss) on investments	(433,040)	2,038,639
Net change in unrealized appreciation/depreciation on investments	8,990,796	586,469
Net increase in net assets resulting from operations	8,537,864	2,596,916

Distributions to Shareholders:
From net realized gain
Investor class	(114,805)	(101,511)
Institutional class	(1,876,660)	(989,238)
Total distributions to shareholders	(1,991,465)	(1,090,749)

Capital Transactions:
Net proceeds from shares sold:
Investor class	406,177	940,856
Institutional class	7,081,311	12,615,115
Reinvestment of distributions:
Investor class	108,933	94,879
Institutional class	1,588,985	844,341
Cost of shares redeemed:
Investor class[1]	(760,513)	(2,371,091)
Institutional class[2]	(3,252,512)	(5,069,568)
Net increase in net assets from capital transactions	5,172,381	7,054,532

Total increase in net assets	11,718,780	8,560,699

Net Assets:
Beginning of period	61,160,028	52,599,329
End of period	$72,878,808	$61,160,028

Accumulated net investment loss	$(19,892)	$-

Capital Share Transactions:
Shares sold:
Investor class	26,884	67,278
Institutional class	464,054	909,158
Shares reinvested:
Investor class	7,502	6,748
Institutional class	108,389	59,629
Shares redeemed:
Investor class	(50,450)	(176,209)
Institutional class	(210,477)	(358,404)
Net increase from capital share transactions	345,902	508,200

[1]	Net of redemption fee proceeds of $33 and $2,806, respectively.
[2]	Net of redemption fee proceeds of $1,923 and $2,975, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2017 (Unaudited)	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,395)	$(6,327)
Net realized gain (loss) on investments	(32,390)	22,780
Net change in unrealized appreciation/depreciation on investments	265,021	86,161
Net increase in net assets resulting from operations	228,236	102,614

Distributions to Shareholders:
From net realized gain
Investor class	(2,959)	(4,393)
Institutional class	(16,921)	(25,495)
Total distributions to shareholders	(19,880)	(29,888)

Capital Transactions:
Net proceeds from shares sold:
Investor class	92,584	57,516
Institutional class	-	101,295
Reinvestment of distributions:
Investor class	2,959	4,393
Institutional class	16,921	25,495
Cost of shares redeemed:
Investor class[1]	(8,840)	(2,540)
Net increase in net assets from capital transactions	103,624	186,159

Total increase in net assets	311,980	258,885

Net Assets:
Beginning of period	1,882,904	1,624,019
End of period	$2,194,884	$1,882,904

Accumulated net investment loss	$(4,395)	$-

Capital Share Transactions:
Shares sold:
Investor class	8,260	5,588
Institutional class	-	9,754
Shares reinvested:
Investor class	275	436
Institutional class	1,566	2,524
Shares redeemed:
Investor class	(802)	(259)
Net increase from capital share transactions	9,299	18,043

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $3 and $0, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)							For the Period December 31, 2012* through November 30, 2013
			For the Year Ended November 30,
			2016	2015		2014
Net asset value, beginning of period	$14.86		$14.63	$13.97		$13.50		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.04)	(0.05)		(0.04)		(0.04)
Net realized and unrealized gain on investments	1.94		0.57	1.02		0.58		3.53
Total from investment operations	1.92		0.53	0.97		0.54		3.49

Less Distributions:
From net realized gain	(0.49)		(0.31)	(0.31)		(0.07)		-
Total distributions	(0.49)		(0.31)	(0.31)		(0.07)		-

Redemption fee proceeds[1]	-		0.01	-	[2]	-	[2]	0.01

Net asset value, end of period	$16.29		$14.86	$14.63		$13.97		$13.50

Total return[3]	13.29%	[4]	3.78%	7.14%		3.99%		35.00%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$3,535		$3,462	$4,902		$8,962		$6,293

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%	[5]	1.53%	1.67%		1.72%		2.25%	[5]
After fees waived and expenses absorbed	1.25%	[5]	1.25%	1.25%		1.25%		1.25%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.56)%	[5]	(0.56)%	(0.79)%		(0.79)%		(1.37)%	[5]
After fees waived and expenses absorbed	(0.30)%	[5]	(0.28)%	(0.37)%		(0.32)%		(0.37)%	[5]

Portfolio turnover rate	7%	[4]	21%	25%		22%		9%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)							For the Period December 31, 2012* through November 30, 2013
			For the Year Ended November 30,
			2016	2015		2014
Net asset value, beginning of period	$15.00		$14.73	$14.04		$13.53		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-		-	(0.02)		(0.01)		(0.01)
Net realized and unrealized gain on investments	1.96		0.58	1.02		0.59		3.54
Total from investment operations	1.96		0.58	1.00		0.58		3.53

Less Distributions:
From net realized gain	(0.49)		(0.31)	(0.31)		(0.07)		-
Total distributions	(0.49)		(0.31)	(0.31)		(0.07)		-

Redemption fee proceeds[1]	-	[2]	-	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$16.47		$15.00	$14.73		$14.04		$13.53

Total return[3]	13.44%	[4]	4.03%	7.32%		4.28%		35.30%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$69,344		$57,698	$47,697		$37,518		$25,297

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%	[5]	1.28%	1.42%		1.47%		2.00%	[5]
After fees waived and expenses absorbed	1.00%	[5]	1.00%	1.00%		1.00%		1.00%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.31)%	[5]	(0.31)%	(0.54)%		(0.54)%		(1.12)%	[5]
After fees waived and expenses absorbed	(0.05)%	[5]	(0.03)%	(0.12)%		(0.07)%		(0.12)%	[5]

Portfolio turnover rate	7%	[4]	21%	25%		22%		9%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Period December 31, 2014* through November 30, 2015
Net asset value, beginning of period	$10.81		$10.42	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.06)	(0.07)
Net realized and unrealized gain on investments	1.29		0.64	0.49
Total from investment operations	1.25		0.58	0.42

Less Distributions:
From net realized gain	(0.11)		(0.19)	-
Total distributions	(0.11)		(0.19)	-

Redemption fee proceeds[1]	-	[2]	-	-	[2]

Net asset value, end of period	$11.95		$10.81	$10.42

Total return[3]	11.73%	[4]	5.69%	4.20%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$406		$284	$214

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	12.25%	[5]	12.84%	17.82%	[5]
After fees waived and expenses absorbed	1.40%	[5]	1.40%	1.40%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(11.50)%	[5]	(12.04)%	(17.13)%	[5]
After fees waived and expenses absorbed	(0.65)%	[5]	(0.60)%	(0.71)%	[5]

Portfolio turnover rate	7%	[4]	24%	12%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2017 (Unaudited)		For the Year Ended November 30, 2016	For the Period December 31, 2014* through November 30, 2015
Net asset value, beginning of period	$10.86		$10.45	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.03)	(0.04)
Net realized and unrealized gain on investments	1.29		0.63	0.49
Total from investment operations	1.27		0.60	0.45

Less Distributions:
From net realized gain	(0.11)		(0.19)	-
Total distributions	(0.11)		(0.19)	-

Redemption fee proceeds[1]	-		-	-

Net asset value, end of period	$12.02		$10.86	$10.45

Total return[2]	11.86%	[3]	5.87%	4.50%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$1,789		$1,599	$1,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	12.00%	[4]	12.59%	17.57%	[4]
After fees waived and expenses absorbed	1.15%	[4]	1.15%	1.15%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(11.25)%	[4]	(11.79)%	(16.88)%	[4]
After fees waived and expenses absorbed	(0.40)%	[4]	(0.35)%	(0.46)%	[4]

Portfolio turnover rate	7%	[3]	24%	12%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2014-2016 for the Growth Fund and the open years ended November 30, 2015-2016 for Eco Leaders Fund, and as of and during the six months ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Eco Leaders Fund’s Investor Class and Institutional Class shares, respectively until March 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended May 31, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $86,452 and $107,784 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal years after the date of the waiver or payment, provided that the reimbursement does not exceed the lesser of (a) the limitations on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request. At May 31, 2017, the amount of these potentially recoverable expenses was $645,234 and $532,054 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2017	$203,751	$-
2018	198,560	234,541
2019	156,471	189,729
2020	86,452	107,784
Total	$645,234	$532,054

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2017, are reported on the Statements of Operations.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$54,344,460	$1,838,684

Gross unrealized appreciation	$20,333,344	$473,225
Gross unrealized depreciation	(1,594,643)	(84,479)

Net unrealized appreciation on investments	$18,738,701	$388,746

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2016, the components of accumulated earnings/deficit on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$558,488	$11,710
Undistributed long-term capital gains	1,432,898	8,152
Tax accumulated earnings	1,991,386	19,862

Accumulated capital and other losses	-	-
Net unrealized appreciation on investments	9,747,905	123,725
Total accumulated earnings	$11,739,291	$143,587

The tax character of the distributions paid during the fiscal years ended November 30, 2016 and November 30, 2015, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2016	2015	2016	2015
Ordinary Income	$180,486	$110,320	$29,888	$-
Net long-term capital gains	910,263	926,496	-	-
Total taxable distributions	1,090,749	1,036,816	29,888	-

Total distributions paid	$1,090,749	$1,036,816	$29,888	$-

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2017 and the year ended November 30, 2016, redemption fees were as follows:

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Growth Fund	$1,956	$5,781
Eco Leaders Fund	3	0

Note 6 – Investment Transactions
For the six months ended May 31, 2017, for the Growth Fund and the Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$9,279,577	$4,786,797
Eco Leaders Fund	180,278	140,767

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2017, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2017, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2017, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$71,327,415	$-	$-	$71,327,415
Short-Term Investments	1,755,746	-	-	1,755,746
Total Investments	$73,083,161	$-	$-	$73,083,161

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$2,148,239	$-	$-	$2,148,239
Short-Term Investments	79,191	-	-	79,191
Total Investments	$2,227,430	$-	$-	$2,227,430

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Riverbridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Periods End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Riverbridge Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2017 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual Performance	$1,000.00	$1,132.90	$6.65
Hypothetical (5% annual return before expenses)	1,000.00	1,018.70	6.29

Institutional Class	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual Performance	$1,000.00	$1,134.40	$5.32
Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.03

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended May 31, 2017 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual Performance	$1,000.00	$1,117.30	$7.39
Hypothetical (5% annual return before expenses)	1,000.00	1,017.95	7.04

Institutional Class	12/1/16	5/31/17	12/1/16 – 5/31/17*
Actual Performance	$1,000.00	$1,118.60	$6.07
Hypothetical (5% annual return before expenses)	1,000.00	1,019.20	5.78

*
Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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RIVERBRIDGE FUNDS
Each a series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
 1200 IDS Center
80 South Eighth Street
Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund - Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund - Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 447-4470 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Riverbridge Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/07/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/07/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/07/17